Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Litigation settlement amount awarded to other party	$ 42.8
Loss contingency insurance recovery receivable		$ 22.3	$ 22.3